UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 6325

Dreyfus Midcap Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/2010

FORM N-CSR

Item 1.                        Reports to Stockholders.

Dreyfus
Midcap Index Fund, Inc.

ANNUAL REPORT October 31, 2010

BNY MELLON
ASSET MANAGEMENT

Dreyfus

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
21	Statement of Financial Futures
22	Statement of Assets and Liabilities
23	Statement of Operations
24	Statement of Changes in Net Assets
25	Financial Highlights
26	Notes to Financial Statements
35	Report of Independent Registered Public Accounting Firm
36	Important Tax Information
37	Board Members Information
39	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus
Midcap Index Fund, Inc.

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Midcap Index Fund, Inc., covering the 12-month period from November 1, 2009, through October 31, 2010.

Although a double-dip recession has recently become an increasingly unlikely scenario in our view, persistent uncertainty regarding the breadth and strength of the U.S. and global economic recoveries led to bouts of heightened volatility for U.S. stocks during most of 2010.The spending power of the U.S. consumer, long an important catalyst for economic growth, has been diminished by concerns over job security and an inability to generate cash from home equity.The second major driver of sustainable growth, corporate investment, has been stunted to a similar extent by tight credit conditions. However, the recent announcement of additional quantitative easing (QE2) measures by the Federal Reserve Board, as well as improved fundamentals across many developing nations, have helped support moderate global economic growth.

Uncertainty will probably remain in the broader financial markets until we see more evidence of robust economic growth, but we remain optimistic regarding the prospects for equities. Many stocks of quality companies with healthy balance sheets, higher credit ratings and strong cash flows appear to be currently priced at a discount.With that, we strongly suggest that you meet with your financial advisor to discuss the potential opportunities which may exist in the global markets, as well as to evaluate your portfolio to help meet your individual investment needs and your future goals relative to your risk-tolerance level.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
November 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of November 1, 2009, through October 31, 2010, as provided by Thomas J. Durante, CFA, Karen Q. Wong and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended October 31, 2010, Dreyfus Midcap Index Fund produced a total return of 27.05%.1The Standard & Poor’s MidCap 400 Index (the “S&P 400 Index”), the fund’s benchmark, produced a total return of 27.64% for the same period.2,3

Midcap stocks ended a volatile reporting period with double-digit gains, on average, as investor sentiment was buoyed by a sustained U.S. economic recovery despite a number of economic headwinds. Midcap stocks generally posted higher returns than large- and small-cap stocks. The difference in returns between the fund and the benchmark was primarily the result of the fund’s transaction costs and operating expenses.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 400 Index by generally investing in all 400 stocks in the S&P 400 Index, in proportion to their respective weightings.The fund may also use stock index futures as a substitute for the sale or purchase of stocks.The S&P 400 Index is composed of 400 stocks of midsize domestic companies across 10 economic sectors. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 400 Index than smaller ones.

Equity Markets Rebounded in Economic Recovery

When the reporting period began, the U.S. economy had returned to growth, aided in large part by fiscal and monetary stimulus programs from the federal government and Federal Reserve Board (the “Fed”), respectively. Early in the reporting period, improving manufacturing activity and an apparent bottoming of housing prices helped bolster confidence among businesses, consumers and investors. Consumer and corporate spending improved, and commodity prices climbed.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

By May, however, investors were faced with two new global developments. First, Greece found itself unable to refinance a heavy debt load, leading to a sovereign debt crisis that investors feared might spread throughout the European Union. Second, a catastrophic oil spill in the Gulf of Mexico threatened the prospects of energy companies engaged in deep-sea drilling as well as economic activity along the U.S. Gulf Coast. These concerns weighed heavily on investor sentiment and stock prices. However, fears regarding the possibility of a return to recession proved to be unwarranted when, by the end of the summer, a number of economic indicators pointed to continued, albeit subpar, U.S. economic growth.

Throughout the reporting period, the Fed made it clear that it would continue to employ all available tools to stimulate the economy. Indeed, as it has since December 2008, the Fed maintained the overnight federal funds rate in a historically low range between 0% and 0.25%.The Fed also announced plans to embark on a second round of quantitative easing, in which it will purchase $600 billion of U.S. Treasuries to further stimulate the U.S. economy. Anticipation of the Fed’s quantitative easing program helped support a market rally through the reporting period’s end.

All Sectors in S&P 400 Index Produced Positive Results

All of the market sectors represented in the S&P 400 Index posted positive absolute returns for the reporting period. Relative performance was particularly strong in the technology sector, which benefited from improved consumer and corporate spending. A number of data center stocks fared well as more businesses moved toward “cloud computing” for their data management needs, giving them the ability to access, integrate and consolidate data across locations, systems and users. Hardware companies that produce cloud computing-related products also gained value, as did firms that produce navigation systems and those that help manage traffic for Internet search engines.

In the financials sector, general economic improvement, mending credit markets, low interest rates and an increase in individual savings helped boost performance. The bulk of the sector’s gains stemmed from real estate investment trusts, which flourished due to a reduction in supply resulting in less competition. To a lesser degree, insurance brokers also fared well.

A number of midcap consumer discretionary stocks posted relatively strong results amid improved consumer spending, most notably online video rental firms, automotive retailers, pet stores, discount department stores and casual dining chains. Among industrial stocks, gains were particularly robust among heavy mining equipment makers, equipment replacement firms and aerospace manufacturers. Trucking and railroad stocks posted significant gains due to higher shipping volumes in the improving economy.

Index Funds Offer Diversification

As an index fund, we attempt to replicate the returns of the S&P 400 Index by closely approximating its composition. In our view, an investment in a broadly diversified midcap index fund, such as Dreyfus Midcap Index Fund, may help investors in their efforts to manage the risks associated with midcap investing by limiting the impact on the overall portfolio of unexpected losses in any single industry group or holding.

November 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus. Stocks of mid-cap companies often experience sharper price fluctuations than stocks of large-cap companies.
1	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Standard & Poor’s MidCap 400 Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. market.
Investors cannot invest directly in any index.
3	“Standard & Poor’s®,” “S&P®,” “S&P 500®” and “STARS®” are registered trademarks of Standard & Poor's Financial Services LLC, and have been licensed for use on behalf of the
fund.The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.

The Fund 5

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Midcap Index Fund, Inc. and the Standard & Poor’s MidCap 400 Index

Average Annual Total Returns as of 10/31/10
	1 Year	5 Years	10 Years
Fund	27.05%	4.54%	5.66%
Standard & Poor’s MidCap 400 Index	27.64%	4.93%	6.12%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus Midcap Index Fund, Inc. on 10/31/00 to a $10,000 investment made in the Standard & Poor’s MidCap 400 Index (the “Index”) on that date.All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph takes into account all applicable fees and expenses.The Index is a widely accepted, unmanaged total return index measuring the performance of the midsize company segment of the U.S. stock market. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Midcap Index Fund, Inc. from May 1, 2010 to October 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2010

Expenses paid per $1,000†	$ 2.54
Ending value (after expenses)	$1,012.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2010

Expenses paid per $1,000†	$ 2.55
Ending value (after expenses)	$1,022.68

† Expenses are equal to the fund’s annualized expense ratio of .50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS

October 31, 2010

Common Stocks—96.5%	Shares	Value ($)
Consumer Discretionary—13.5%
99 Cents Only Stores	93,392 [a]	1,440,105
Aaron’s	151,474 [b]	2,856,800
Advance Auto Parts	174,394	11,332,122
Aeropostale	191,100 [a]	4,659,018
American Eagle Outfitters	404,241	6,471,898
American Greetings, Cl. A	81,119	1,571,275
AnnTaylor Stores	120,874 [a,b]	2,816,364
Bally Technologies	111,576 [a]	4,025,662
Barnes & Noble	84,057 [b]	1,259,174
Bob Evans Farms	62,357	1,789,646
BorgWarner	235,776 [a]	13,229,391
Boyd Gaming	112,346 [a,b]	933,595
Brinker International	213,002	3,949,057
Career Education	137,328 [a,b]	2,408,733
Cheesecake Factory	124,418 [a]	3,623,052
Chico’s FAS	370,462	3,600,891
Chipotle Mexican Grill	64,293 [a]	13,515,032
Coldwater Creek	121,182 [a]	408,383
Collective Brands	132,613 [a,b]	2,032,957
Corinthian Colleges	180,600 [a,b]	942,732
Dick’s Sporting Goods	182,092 [a]	5,247,891
Dollar Tree	262,275 [a]	13,457,330
DreamWorks Animation SKG, Cl. A	148,383 [a]	5,237,920
Dress Barn	141,809 [a]	3,253,098
Foot Locker	325,612	5,186,999
Fossil	109,008 [a]	6,430,382
Gentex	289,274	5,779,695
Guess?	130,328	5,072,366
Hanesbrands	198,590 [a]	4,925,032
Harte-Hanks	81,832	988,531
International Speedway, Cl. A	62,701	1,432,091
ITT Educational Services	57,047 [a,b]	3,681,243
J Crew Group	130,881 [a,b]	4,186,883
John Wiley & Sons, Cl. A	95,493	4,121,478
KB Home	152,123 [b]	1,598,813
Lamar Advertising, Cl. A	117,796 [a]	4,003,886

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Life Time Fitness	85,753 [a,b]	3,098,256
LKQ	294,383 [a]	6,399,886
Matthews International, Cl. A	62,400	2,060,448
MDC Holdings	77,481	1,995,136
Mohawk Industries	116,948 [a,b]	6,705,798
Netflix	89,537 [a,b]	15,534,669
NVR	12,099 [a,b]	7,591,034
Panera Bread, Cl. A	64,359 [a]	5,760,774
PetSmart	245,316	9,182,178
Phillips-Van Heusen	135,964	8,340,032
Regis	117,446 [b]	2,401,771
Rent-A-Center	135,419 [b]	3,404,434
Ryland Group	89,987	1,348,005
Saks	328,700 [a,b]	3,661,718
Scholastic	51,307 [b]	1,510,991
Scientific Games, Cl. A	137,164 [a]	1,083,596
Service Corporation International	510,661	4,228,273
Sotheby’s	140,161	6,144,658
Strayer Education	28,829 [b]	4,031,159
Thor Industries	87,510	2,755,690
Timberland, Cl. A	83,453 [a]	1,750,844
Toll Brothers	297,755 [a]	5,341,725
Tractor Supply	150,096	5,943,802
Tupperware Brands	131,324	5,884,628
Under Armour, Cl. A	72,795 [a,b]	3,398,071
Warnaco Group	92,108 [a]	4,891,856
Wendy’s/Arby’s Group, Cl. A	666,662	3,066,645
Williams-Sonoma	221,097 [b]	7,156,910
WMS Industries	119,458 [a]	5,211,953
		297,354,465
Consumer Staples—3.6%
Alberto-Culver	178,082	6,640,678
BJ’s Wholesale Club	111,585 [a]	4,656,442
Church & Dwight	145,985	9,613,112
Corn Products International	156,315	6,651,203
Energizer Holdings	144,260 [a]	10,787,763

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Staples (Continued)
Flowers Foods	160,227	4,082,584
Green Mountain Coffee Roasters	236,142 [a,b]	7,790,325
Hansen Natural	142,264 [a]	7,285,339
Lancaster Colony	40,022	1,996,297
Ralcorp Holdings	113,064 [a]	7,016,752
Ruddick	87,604 [b]	3,057,380
Smithfield Foods	340,950 [a,b]	5,710,913
Tootsie Roll Industries	50,797 [b]	1,333,421
Universal	50,422 [b]	2,089,488
		78,711,697
Energy—6.0%
Arch Coal	335,563	8,251,494
Atwood Oceanics	116,744 [a]	3,795,347
Bill Barrett	94,175 [a,b]	3,555,106
Cimarex Energy	173,313	13,301,773
Comstock Resources	97,009 [a,b]	2,168,151
Dril-Quip	70,568 [a]	4,876,249
Exterran Holdings	129,903 [a,b]	3,269,659
Forest Oil	234,133 [a]	7,194,907
Frontier Oil	217,490	2,881,742
Helix Energy Solutions Group	216,307 [a,b]	2,744,936
Mariner Energy	211,774 [a]	5,277,408
Newfield Exploration	274,681 [a]	16,376,481
Oceaneering International	111,946 [a]	6,926,099
Overseas Shipholding Group	54,381 [b]	1,817,957
Patriot Coal	164,838 [a,b]	2,223,665
Patterson-UTI Energy	319,422	6,199,981
Plains Exploration & Production	290,377 [a]	8,092,807
Pride International	362,729 [a]	10,997,943
Quicksilver Resources	243,784 [a]	3,649,446
Southern Union	259,058	6,510,128
Superior Energy Services	163,313 [a]	4,510,705
Tidewater	107,641 [b]	4,965,479
Unit	82,103 [a]	3,220,901
		132,808,364

Common Stocks (continued)	Shares	Value ($)
Financial—19.1%
Affiliated Managers Group	105,398 [a]	9,023,123
Alexandria Real Estate Equities	112,513 [c]	8,267,455
AMB Property	347,545 [c]	9,797,294
American Financial Group	163,179	4,990,014
Apollo Investment	401,242	4,409,650
Arthur J. Gallagher & Co.	217,070	6,112,691
Associated Banc-Corp	359,434	4,554,029
Astoria Financial	170,698 [b]	2,120,069
BancorpSouth	150,983 [b]	1,991,466
Bank of Hawaii	99,922	4,315,631
BRE Properties	132,039 [c]	5,668,434
Brown & Brown	243,429	5,426,032
Camden Property Trust	138,221 [b,c]	6,854,379
Cathay General Bancorp	161,170	2,191,912
City National	95,487 [b]	4,924,265
Commerce Bancshares	151,987	5,599,201
Corporate Office Properties Trust	121,495 [b,c]	4,311,858
Cousins Properties	209,980 [b,c]	1,555,952
Cullen/Frost Bankers	124,019 [b]	6,503,556
Duke Realty	518,741 [c]	6,468,700
Eaton Vance	242,736	6,983,515
Equity One	85,213 [b,c]	1,593,483
Essex Property Trust	62,192 [b,c]	7,025,208
Everest Re Group	116,472	9,816,260
Federal Realty Investment Trust	126,581 [b,c]	10,377,110
Fidelity National Financial, Cl. A	470,895	6,305,284
First American Financial	215,621	3,027,319
First Niagara Financial Group	431,390 [b]	5,111,971
FirstMerit	222,591	3,824,113
Fulton Financial	408,910	3,819,219
Greenhill & Co.	51,936	4,033,869
Hanover Insurance Group	93,449	4,228,567
HCC Insurance Holdings	238,620	6,318,658
Highwoods Properties	147,216 [b,c]	4,877,266
Hospitality Properties Trust	256,950 [c]	5,861,029

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
International Bancshares	106,406 [b]	1,822,735
Jefferies Group	253,635 [b]	6,069,486
Jones Lang LaSalle	87,331	6,817,058
Liberty Property Trust	232,923 [c]	7,793,604
Macerich	268,203 [c]	11,964,536
Mack-Cali Realty	164,858 [c]	5,535,932
Mercury General	73,977	3,142,543
MSCI, Cl. A	243,123 [a]	8,715,960
Nationwide Health Properties	255,188 [c]	10,419,326
New York Community Bancorp	895,638	15,163,151
NewAlliance Bancshares	219,246	2,826,081
Old Republic International	534,462	7,054,898
Omega Healthcare Investors	195,538 [b,c]	4,497,374
PacWest Bancorp	64,747 [b]	1,128,540
Potlatch	82,430 [c]	2,806,742
Prosperity Bancshares	96,765	3,008,424
Protective Life	177,953	4,265,533
Raymond James Financial	206,534	5,828,389
Rayonier	165,054 [c]	8,615,819
Realty Income	226,906 [b,c]	7,778,338
Regency Centers	169,871 [b,c]	7,165,159
Reinsurance Group of America	150,762	7,548,653
SEI Investments	301,888	6,686,819
Senior Housing Properties Trust	265,186 [c]	6,335,294
SL Green Realty	160,834 [b,c]	10,570,010
StanCorp Financial Group	98,245	4,214,711
SVB Financial Group	85,268 [a,b]	3,695,515
Synovus Financial	1,615,807 [b]	3,490,143
TCF Financial	261,435 [b]	3,440,485
Transatlantic Holdings	131,775	6,931,365
Trustmark	116,693 [b]	2,577,748
UDR	370,152 [c]	8,321,017
Unitrin	102,713	2,495,926
Valley National Bancorp	334,654 [b]	4,464,284
W.R. Berkley	252,055 [b]	6,936,554
Waddell & Reed Financial, Cl. A	177,678	5,165,099

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Washington Federal	233,882	3,515,246
Webster Financial	137,205	2,348,950
Weingarten Realty Investors	247,069 [c]	5,961,775
Westamerica Bancorporation	60,696	3,036,014
Wilmington Trust	182,823 [b]	1,299,872
		419,743,690
Health Care—10.9%
Allscripts Healthcare Solutions	338,073 [a]	6,453,814
Beckman Coulter	144,351	7,685,247
Bio-Rad Laboratories, Cl. A	40,016 [a]	3,626,250
Charles River Laboratories International	137,054 [a]	4,491,260
Community Health Systems	196,081 [a]	5,898,116
Covance	132,576 [a,b]	6,229,746
Edwards Lifesciences	233,826 [a]	14,943,820
Endo Pharmaceuticals Holdings	238,646 [a]	8,767,854
Gen-Probe	100,612 [a]	4,872,639
Health Management Associates, Cl. A	519,896 [a]	4,164,367
Health Net	201,568 [a]	5,420,164
Henry Schein	188,949 [a]	10,609,486
Hill-Rom Holdings	130,745	5,066,369
Hologic	533,933 [a]	8,553,607
IDEXX Laboratories	119,935 [a,b]	7,191,303
Immucor	144,583 [a]	2,515,744
Kindred Healthcare	81,726 [a]	1,121,281
Kinetic Concepts	129,175 [a]	4,912,525
LifePoint Hospitals	114,042 [a]	3,868,305
Lincare Holdings	205,254	5,381,760
Masimo	120,772	3,643,691
Medicis Pharmaceutical, Cl. A	124,055	3,690,636
Mednax	97,063 [a]	5,747,100
Mettler-Toledo International	69,032 [a]	9,012,818
Omnicare	244,352	5,893,770
Owens & Minor	130,868	3,727,121
Perrigo	170,218	11,213,962
Pharmaceutical Product Development	246,746	6,368,514
Psychiatric Solutions	116,945 [a]	3,941,046

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Resmed	313,560 [a,b]	9,993,157
STERIS	121,922	4,172,171
Techne	77,633	4,729,402
Teleflex	82,733	4,612,365
Thoratec	120,634 [a,b]	3,937,494
United Therapeutics	101,598 [a]	6,095,880
Universal Health Services, Cl. B	200,362	8,268,940
VCA Antech	177,845 [a,b]	3,676,056
Vertex Pharmaceuticals	418,117 [a]	16,026,425
WellCare Health Plans	87,120 [a]	2,420,194
		238,944,399
Industrial—14.9%
Acuity Brands	89,810	4,496,787
Aecom Technology	237,346 [a]	6,287,296
AGCO	192,523 [a]	8,176,452
AirTran Holdings	276,465 [a,b]	2,045,841
Alaska Air Group	73,476 [a]	3,879,533
Alexander & Baldwin	84,499 [b]	2,909,301
Alliant Techsystems	68,713 [a]	5,238,679
AMETEK	220,161	11,899,702
Baldor Electric	97,215	4,084,974
BE Aerospace	212,835 [a]	7,823,815
Brink’s	98,467	2,323,821
Bucyrus International	167,077	11,387,968
Carlisle Cos.	125,222	4,391,536
Clean Harbors	47,057 [a,b]	3,317,518
Con-way	111,055 [b]	3,665,926
Copart	147,651 [a]	4,999,463
Corporate Executive Board	71,757	2,241,689
Corrections Corp. of America	228,542 [a,b]	5,866,673
Crane	97,336	3,724,075
Deluxe	107,865	2,204,761
Donaldson	157,871 [b]	7,691,475
FTI Consulting	96,631 [a]	3,426,535
Gardner Denver	107,931	6,240,570
GATX	94,917	3,005,072

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Graco	124,967	4,300,114
Granite Construction	69,070 [b]	1,670,113
Harsco	167,092	3,873,193
Herman Miller	117,421	2,258,006
HNI	93,293	2,300,605
Hubbell, Cl. B	124,386	6,719,332
IDEX	168,620	6,083,810
JB Hunt Transport Services	182,880	6,576,365
JetBlue Airways	416,736 [a,b]	2,908,817
Joy Global	212,738	15,093,761
Kansas City Southern	211,698 [a]	9,276,606
KBR	323,171	8,208,543
Kennametal	169,729	5,794,548
Kirby	111,948 [a]	4,812,645
Korn/Ferry International	97,559 [a]	1,719,965
Landstar System	104,532	3,932,494
Lennox International	94,814	3,888,322
Lincoln Electric Holdings	88,741	5,303,162
Manpower	169,112	9,255,500
Mine Safety Appliances	62,027 [b]	1,746,680
MSC Industrial Direct, Cl. A	92,072	5,242,580
Navigant Consulting	102,327 [a]	936,292
Nordson	70,200	5,477,004
Oshkosh	186,491 [a]	5,503,349
Pentair	203,105	6,647,627
Regal-Beloit	79,561	4,591,465
Rollins	89,857	2,340,775
Shaw Group	174,108 [a]	5,320,740
SPX	103,755	6,957,810
Terex	225,470 [a]	5,061,802
Thomas & Betts	109,454 [a]	4,766,722
Timken	165,410	6,851,282
Towers Watson & Co., Cl. A	93,255	4,795,172
Trinity Industries	164,673 [b]	3,743,017
United Rentals	127,969 [a]	2,404,538
URS	173,531 [a]	6,755,562

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Valmont Industries	43,932	3,464,038
Wabtec	99,080 [b]	4,640,907
Waste Connections	160,758	6,549,281
Watsco	57,736 [b]	3,231,484
Werner Enterprises	90,324	1,925,708
Woodward Governor	120,912	3,789,382
		328,048,580
Information Technology—15.5%
ACI Worldwide	69,665 [a]	1,697,736
Acxiom	162,966 [a]	2,860,053
ADC Telecommunications	203,894 [a]	2,587,415
ADTRAN	128,626 [b]	4,150,761
Advent Software	33,211 [a,b]	1,784,095
Alliance Data Systems	108,778 [a,b]	6,605,000
ANSYS	187,614 [a]	8,489,533
AOL	221,728 [a]	5,915,703
Arrow Electronics	243,634 [a]	7,214,003
Atmel	948,338 [a]	8,402,275
Avnet	313,501 [a]	9,336,060
Broadridge Financial Solutions	262,679	5,778,938
Cadence Design Systems	554,126 [a]	4,693,447
Ciena	190,668 [a,b]	2,648,379
CommScope	196,254 [a]	6,213,402
Convergys	253,610 [a]	2,870,865
CoreLogic	215,621	3,788,461
Cree	222,214 [a,b]	11,397,356
Diebold	137,927 [b]	4,227,463
Digital River	81,747 [a]	3,045,893
DST Systems	74,439	3,220,976
Equinix	94,090 [a]	7,926,142
F5 Networks	165,727 [a]	19,506,068
FactSet Research Systems	95,257 [b]	8,361,659
Fair Isaac	86,609 [b]	2,082,080
Fairchild Semiconductor International	261,760 [a]	2,950,035
Gartner	148,342 [a,b]	4,700,958
Global Payments	164,814	6,421,153

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Informatica	189,818 [a,b]	7,723,694
Ingram Micro, Cl. A	324,449 [a]	5,729,769
Integrated Device Technology	328,145 [a]	1,932,774
International Rectifier	147,157 [a,b]	3,418,457
Intersil, Cl. A	255,657 [b]	3,346,550
Itron	83,642 [a]	5,082,924
Jack Henry & Associates	175,760	4,773,642
Lam Research	256,716 [a]	11,755,026
Lender Processing Services	192,556	5,553,315
ManTech International, Cl. A	46,982 [a]	1,842,164
Mentor Graphics	220,426 [a]	2,380,601
MICROS Systems	165,844 [a]	7,527,659
National Instruments	121,228	4,217,522
NCR	331,062 [a]	4,542,171
NeuStar, Cl. A	153,462 [a]	3,960,854
Parametric Technology	238,509 [a]	5,120,788
Plantronics	100,256	3,597,185
Polycom	175,171 [a]	5,917,276
Quest Software	128,823 [a]	3,371,298
Rackspace Hosting	198,215 [a,b]	4,947,446
RF Micro Devices	552,560 [a]	4,028,162
Riverbed Technology	146,344 [a]	8,420,634
Rovi	212,950 [a]	10,785,918
Semtech	126,822 [a]	2,715,259
Silicon Laboratories	92,339 [a,b]	3,684,326
Skyworks Solutions	368,283 [a]	8,437,364
Solera Holdings	145,443	6,988,536
SRA International, Cl. A	91,287 [a]	1,826,653
Synopsys	305,202 [a]	7,807,067
Tech Data	96,733 [a]	4,158,552
TIBCO Software	338,632 [a]	6,508,507
Trimble Navigation	246,254 [a]	8,825,743
ValueClick	170,900 [a,b]	2,351,584
Vishay Intertechnology	387,951 [a]	4,383,846
Zebra Technologies, Cl. A	117,318 [a]	4,197,638
		340,736,813

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Common Stocks (continued)	Shares	Value ($)
Materials—6.3%
Albemarle	188,641	9,456,573
AptarGroup	139,411	6,256,766
Ashland	161,275	8,326,628
Cabot	135,899	4,623,284
Carpenter Technology	90,635	3,232,044
Commercial Metals	232,717 [b]	3,230,112
Cytec Industries	101,477	5,025,141
Greif, Cl. A	64,625	3,796,072
Intrepid Potash	91,177 [a,b]	3,130,106
Louisiana-Pacific	260,834 [a]	2,018,855
Lubrizol	139,503	14,297,662
Martin Marietta Materials	93,650 [b]	7,536,952
Minerals Technologies	39,543	2,319,988
NewMarket	20,691	2,452,297
Olin	162,622	3,250,814
Packaging Corp. of America	214,384	5,237,401
Reliance Steel & Aluminum	152,393	6,377,647
Rock-Tenn, Cl. A	80,390	4,570,171
RPM International	269,564	5,582,670
Scotts Miracle-Gro, Cl. A	94,172 [b]	5,028,785
Sensient Technologies	101,375	3,275,426
Silgan Holdings	110,435	3,727,181
Sonoco Products	208,809	6,995,102
Steel Dynamics	450,614	6,542,915
Temple-Inland	223,706	4,635,188
Valspar	203,560	6,534,276
Worthington Industries	118,707	1,828,088
		139,288,144
Telecommunication Services—.8%
Cincinnati Bell	409,317 [a]	1,002,827
Syniverse Holdings	143,575 [a]	4,377,602
Telephone & Data Systems	191,856	6,682,344
TW Telecom	312,603 [a]	5,751,895
		17,814,668
Utilities—5.9%
AGL Resources	161,472	6,339,391

Common Stocks (continued)	Shares	Value ($)
Utilities (continued)
Alliant Energy	228,518	8,347,763
Aqua America	283,580 [b]	6,105,477
Atmos Energy	186,566	5,494,369
Black Hills	79,953 [b]	2,545,704
Cleco	125,710	3,930,952
DPL	245,834	6,416,267
Dynegy	216,729 [a,b]	1,005,623
Energen	149,451	6,671,493
Great Plains Energy	281,718	5,361,094
Hawaiian Electric Industries	191,482 [b]	4,316,004
IDACORP	98,820	3,636,576
MDU Resources Group	388,006	7,732,960
National Fuel Gas	169,375	9,346,112
NSTAR	214,266 [b]	8,937,035
NV Energy	488,980	6,679,467
OGE Energy	200,452	8,851,960
PNM Resources	178,252	2,101,591
Questar	361,319	6,131,583
UGI	226,668	6,820,440
Vectren	168,747 [b]	4,620,293
Westar Energy	226,927	5,741,253
WGL Holdings	104,561 [b]	4,030,827
		131,164,234
Total Common Stocks
(cost $1,857,359,398)		2,124,615,054
	Principal
Short-Term Investments—.3%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.13%, 12/23/10
(cost $5,688,914)	5,690,000 [d]	5,688,851

Other Investment—3.0%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $66,173,000)	66,173,000 [e]	66,173,000

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Investment of Cash Collateral
for Securities Loaned—8.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $196,936,518)	196,936,518 [e]	196,936,518

Total Investments (cost $2,126,157,830)	108.7%	2,393,413,423
Liabilities, Less Cash and Receivables	(8.7%)	(192,319,504)
Net Assets	100.0%	2,201,093,919

a Non-income producing security.
b Security, or portion thereof, on loan.At October 31, 2010, the market value of the fund’s securities on loan was
$192,644,168 and the market value of the collateral held by the fund was $197,119,645, consisting of cash collateral of $196,936,518 and U.S. Government and Agency securities valued at $183,127.
c Investment in real estate investment trust.
d Held by a broker as collateral for open financial futures positions.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	19.1	Materials	6.3
Information Technology	15.5	Energy	6.0
Industrial	14.9	Utilities	5.9
Consumer Discretionary	13.5	Consumer Staples	3.6
Short-Term/		Telecommunication Services	.8
Money Market Investments	12.2
Health Care	10.9		108.7

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
October 31, 2010

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 10/31/2010 ($)
Financial Futures Long
Standard & Poor’s
Midcap 400 E-mini	906	74,971,500	December 2010	3,238,527

See notes to financial statements.

The Fund 21

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2010

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $192,644,168)—Note 1(b):
Unaffiliated issuers	1,863,048,312	2,130,303,905
Affiliated issuers	263,109,518	263,109,518
Cash		2,457,123
Receivable for shares of Common Stock subscribed		3,052,781
Dividends and interest receivable		1,284,775
Receivable for futures variation margin—Note 4		352,146
Receivable for investment securities sold		176,847
		2,400,737,095
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		916,358
Liability for securities on loan—Note 1(b)		196,936,518
Payable for shares of Common Stock redeemed		1,790,300
		199,643,176
Net Assets ($)		2,201,093,919
Composition of Net Assets ($):
Paid-in capital		1,918,655,751
Accumulated undistributed investment income—net		14,389,270
Accumulated net realized gain (loss) on investments		(2,445,222)
Accumulated net unrealized appreciation (depreciation)
on investments (including $3,238,527 net unrealized
appreciation on financial futures)		270,494,120
Net Assets ($)		2,201,093,919
Shares Outstanding
(200 million shares of $.001 par value Common Stock authorized)		84,709,265
Net Asset Value, offering and redemption price per share ($)		25.98

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended October 31, 2010

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	30,552,669
Affiliated issuers	54,601
Income from securities lending—Note 1(b)	666,945
Interest	4,102
Total Income	31,278,317
Expenses:
Management fee—Note 3(a)	4,981,308
Shareholder servicing costs—Note 3(b)	4,981,308
Directors’ fees—Note 3(a)	122,779
Loan commitment fees—Note 2	23,354
Total Expenses	10,108,749
Less—Directors’ fees reimbursed by the Manager—Note 3(a)	(122,779)
Net Expenses	9,985,970
Investment Income—Net	21,292,347
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	93,162,700
Net realized gain (loss) on financial futures	4,839,335
Net Realized Gain (Loss)	98,002,035
Net unrealized appreciation (depreciation) on investments	342,226,214
Net unrealized appreciation (depreciation) on financial futures	4,809,363
Net Unrealized Appreciation (Depreciation)	347,035,577
Net Realized and Unrealized Gain (Loss) on Investments	445,037,612
Net Increase in Net Assets Resulting from Operations	466,329,959

See notes to financial statements.

The Fund 23

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2010	2009
Operations ($):
Investment income—net	21,292,347	21,405,377
Net realized gain (loss) on investments	98,002,035	(54,475,160)
Net unrealized appreciation
(depreciation) on investments	347,035,577	272,835,901
Net Increase (Decrease) in Net Assets
Resulting from Operations	466,329,959	239,766,118
Dividends to Shareholders from ($):
Investment income—net	(20,005,002)	(25,544,737)
Net realized gain on investments	—	(75,893,834)
Total Dividends	(20,005,002)	(101,438,571)
Capital Stock Transactions ($):
Net proceeds from shares sold	635,553,846	502,900,872
Dividends reinvested	18,547,196	96,156,519
Cost of shares redeemed	(657,496,798)	(561,146,191)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(3,395,756)	37,911,200
Total Increase (Decrease) in Net Assets	442,929,201	176,238,747
Net Assets ($):
Beginning of Period	1,758,164,718	1,581,925,971
End of Period	2,201,093,919	1,758,164,718
Undistributed investment income—net	14,389,270	14,045,116
Capital Share Transactions (Shares):
Shares sold	26,641,400	28,098,936
Shares issued for dividends reinvested	808,509	6,107,554
Shares redeemed	(27,836,890)	(32,581,387)
Net Increase (Decrease) in Shares Outstanding	(386,981)	1,625,103

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,
	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	20.66	18.95	33.19	29.91	27.81
Investment Operations:
Investment income—net[a]	.25	.26	.31	.38	.28
Net realized and unrealized
gain (loss) on investments	5.31	2.73	(11.42)	4.36	3.23
Total from Investment Operations	5.56	2.99	(11.11)	4.74	3.51
Distributions:
Dividends from
investment income—net	(.24)	(.32)	(.35)	(.28)	(.26)
Dividends from net realized
gain on investments	—	(.96)	(2.78)	(1.18)	(1.15)
Total Distributions	(.24)	(1.28)	(3.13)	(1.46)	(1.41)
Net asset value, end of period	25.98	20.66	18.95	33.19	29.91
Total Return (%)	27.05	17.89	(36.64)	16.45	12.95
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.51	.51	.51	.51	.50
Ratio of net expenses
to average net assets	.50	.50	.50	.50	.50
Ratio of net investment income
to average net assets	1.07	1.45	1.16	1.20	.95
Portfolio Turnover Rate	14.15	21.72	24.48	22.53	16.05
Net Assets, end of period
($ x 1,000)	2,201,094	1,758,165	1,581,926	2,491,415	2,270,969

a Based on average shares outstanding at each month end.
See notes to financial statements.

The Fund 25

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Midcap Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to match the performance of the Standard & Poor’s MidCap 400 Index.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available.

U.S. Treasury Bills are valued by an independent pricing service approved by the Board of Directors. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	2,124,615,054	—	—	2,124,615,054
Mutual Funds	263,109,518	—	—	263,109,518
U.S. Treasury	—	5,688,851	—	5,688,851
Other Financial
Instruments:
Futures††	3,238,527	—	—	3,238,527

†	See Statement of Investments for industry classification.
††	Amount shown represents unrealized appreciation at period end.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at October 31, 2010. The remaining portion of ASU No. 2010-06 requires reporting entities to make new disclosures about information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. These new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact that the adoption of this remaining portion of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement withThe Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

timely manner. During the period ended October 31, 2010,The Bank of New York Mellon earned $285,834 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended October 31, 2010 were as follows:

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended October 31, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2010, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $12,004,293, undistributed capital gains $34,078,829 and unrealized appreciation $236,355,046.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2010 and October 31, 2009 were as follows: ordinary income $20,005,002 and $25,560,834 and long-term capital gains $0 and $75,877,737, respectively.

During the period ended October 31, 2010, as a result of permanent book to tax differences, primarily due to the tax treatment for real estate investment trusts, the fund decreased accumulated undistributed investment income-net by $943,191 and increased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .25% of the value of the fund’s average daily net assets and is payable monthly. Under the terms of the Agreement, the Manager has agreed to pay all the expenses of the fund, except management fees, brokerage fees and commissions, taxes, interest fees, commitment fees, Shareholder Services Plan fees, fees and expenses of non-interested Board members (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of the accrued fees and expenses of the non-interested Board members (including counsel fees). Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. During the period ended October 31, 2010, fees reimbursed by the Manager amounted to $122,779.

(b) Under the Shareholder Services Plan, the fund pays the Distributor for the provision of certain services, at the annual rate of .25% of the value of the fund’s average daily net assets.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2010, the fund was charged $4,981,308 pursuant to the Shareholder Services Plan.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $458,179 and shareholder services plan fees $458,179.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended October 31, 2010, amounted to $273,451,074 and $301,692,787, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk as a result of changes in value of underlying financial instruments.The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market.A futures contract represents a commitment for the future purchase or a sale of an asset at a specified

TheFund  33

NOTES TO FINANCIAL STATEMENTS (continued)

date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss.There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default. Contracts open at October 31, 2010 are set forth in the Statement of Financial Futures.

At October 31, 2010, the cost of investments for federal income tax purposes was $2,157,058,377; accordingly, accumulated net unrealized appreciation on investments was $236,355,046, consisting of $475,943,194 gross unrealized appreciation and $239,588,148 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors
Dreyfus Midcap Index Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the statements of investments and financial futures, of Dreyfus Midcap Index Fund, Inc. as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Midcap Index Fund, Inc. at October 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2010

The Fund 35

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates 95.12% of the ordinary dividends paid during the fiscal year ended October 31, 2010 as qualifying for the corporate dividends received deduction. For the fiscal year ended October 31, 2010, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $12,006,977 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2011 of the percentage applicable to the preparation of their 2010 income tax returns.

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 37

BOARD MEMBERS INFORMATION (Unaudited) (continued)

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, NewYork, NewYork 10166.Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

Dr. Paul A. Marks, Emeritus Board Member
Gloria Messinger, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since
January 2010.

Chief Operating Officer and a director of the Manager since June 2009. From April 2003 to June 2009, Mr. Skapyak was the head of the Investment Accounting and Support Department of the Manager. He is an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since February 1988.

PHILLIP N. MAISANO, Executive Vice
President since July 2007.

Chief Investment Officer,Vice Chair and a director of the Manager, and an officer of 76 investment companies (comprised of 170 portfolios) managed by the Manager. Mr. Maisano also is an officer and/or Board member of certain other investment management subsidiaries of The Bank of New York Mellon Corporation, each of which is an affiliate of the Manager. He is 63 years old and has been an employee of the Manager since November 2006. Prior to joining the Manager, Mr. Maisano served as Chairman and Chief Executive Officer of EACM Advisors, an affiliate of the Manager, since August 2004.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since October 1991.

KIESHA ASTWOOD, Vice President and
Assistant Secretary since January 2010.

Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 37 years old and has been an employee of the Manager since July 1995.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon and Secretary of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 2000.

KATHLEEN DENICHOLAS, Vice President
and Assistant Secretary since
January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 36 years old and has been an employee of the Manager since February 2001.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Assistant General Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 47 years old and has been an employee of the Manager since February 1984.

The Fund 39

OFFICERS OF THE FUND (Unaudited) (continued)

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since February 1991.

M. CRISTINA MEISER, Vice President and
Assistant Secretary since January 2010.

Senior Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Manager since August 2001.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since April 1985.

RICHARD CASSARO, Assistant Treasurer
since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since April 1991.

ROBERT ROBOL, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Fixed Income Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer
since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer
since December 2002.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 77 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (77 investment companies, comprised of 195 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 53 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

NATALIA GRIBAS, Anti-Money Laundering
Compliance Officer since July 2010.

Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 73 investment companies (comprised of 191 portfolios) managed by the Manager. She is 40 years old and has been an employee of the Distributor since September 2008.

The Fund 41

For More Information

Ticker Symbol: PESPX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that David P. Feldman, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  David P. Feldman is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,078 in 2009 and $37,078 in 2010.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,276 in 2009 and $5,382 in 2010. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $-0- in 2009 and $-0- in 2010.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,517 in 2009 and $5,050 in 2010. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $-0- in 2009 and $-0- in 2010.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $425 in 2009 and $744 in 2010. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $-0- in 2009 and $-0- in 2010.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $25,383,429 in 2009 and $31,544,905 in 2010.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Midcap Index Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	December 23, 2010

By: /s/ James Windels
James Windels, Treasurer
Date:	December 23, 2010

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)